Income Taxes (Details 1)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Computed expected tax expense/(benefit)		(25.00%)	(25.00%)	(25.00%)
PRC tax rate differential, preferential rate		7.34%	10.07%	4.48%
Tax rate differential for non-PRC entities		1.56%	2.18%	7.19%
Tax holiday		0.00%	0.50%	(0.08%)
Research and development tax credit		(0.66%)	(0.39%)	(2.03%)
Non-deductible expenses:
Staff welfare in excess of allowable limits		0.68%	0.29%	0.17%
Share based compensation		0.02%	0.06%	0.67%
Entertainment expenses		0.04%	0.02%	0.10%
Change in valuation allowance		16.62%	25.50%	15.88%
Dividend withholding tax		0.01%	(0.00%)	(0.04%)
Others	[1]	0.01%	0.92%	5.50%
Actual income tax expense/(benefit)		0.62%	14.15%	6.84%

[1]	For the year ended December 31, 2014, the Company recorded an out of period adjustment to increase income tax expense that is immaterial to the current and prior years in the amount of RMB 34,352.